SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease expense	$ 26,719
Total lease expense	$ 26,719